Consolidated Statements of Comprehensive (Loss) Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other comprehensive (loss) income:
Amortization of unrealized pension and postretirement losses, tax	$ 136	$ 435
Unrealized gain (loss) on investments, tax	505	31
Unrealized loss on interest rate swaps, tax	$ 377	$ 204